UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
British Vita Holding Co. (a)(b)		166	$ 60,571
Commercial Services & Supplies —
0.0%
SIRVA (b)		554	5,540
Construction & Engineering — 0.0%
USI United Subcontractors
Common (b)		7,645	160,535
Metals & Mining — 0.1%
Euramax International (b)		1,135	255,420
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	171,948
Ainsworth Lumber Co. Ltd. (b)		55,255	151,568
			323,516
Software — 0.3%
HMH Holdings/EduMedia (b)		154,601	966,256
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (b)		2,721	13,902
Total Common Stocks – 0.5%			1,785,740
		Par
Corporate Bonds		(000)
Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (a)(c)	USD	700	707,000
Auto Components — 1.0%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		39	38,768
Icahn Enterprises LP:
7.75%, 1/15/16		1,125	1,127,812
8.00%, 1/15/18		2,250	2,244,375
			3,410,955
Beverages — 0.4%
Central European Distribution
Corp., 2.62%, 5/15/14	EUR	1,500	1,446,499
Capital Markets — 0.6%
E*Trade Financial Corp., 3.34%,
8/31/19 (a)(d)(e)	USD	439	621,185
Marsico Parent Co., LLC, 10.63%,
1/15/16 (a)		1,346	558,590
Marsico Parent Holdco, LLC,
12.50%, 7/15/16 (a)(f)		375	56,690
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (a)(f)		402	64,269

		Par
Corporate Bonds		(000)	Value
Capital Markets (concluded)
MU Finance Plc, 8.75%,
2/01/17 (a)	GBP	544	$ 823,738
			2,124,472
Chemicals — 0.8%
Ames True Temper, Inc., 4.53%,
1/15/12 (g)	USD	1,100	1,097,250
LBI Escrow Corp., 8.00%,
11/01/17 (a)		660	693,825
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (a)		715	760,194
			2,551,269
Commercial Banks — 1.2%
VTB Capital SA, 6.88%, 5/29/18		3,940	4,117,300
Containers & Packaging — 0.6%
Impress Holdings BV, 3.65%,
9/15/13 (a)(g)		150	142,125
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	655	870,636
7.75%, 11/15/19		620	832,193
			1,844,954
Diversified Financial Services —
0.8%
FCE Bank Plc, 7.13%, 1/16/12		1,300	1,738,653
GMAC, Inc., 2.74%, 12/01/14 (g)	USD	1,050	909,933
			2,648,586
Diversified Telecommunication
Services — 2.0%
ITC Deltacom, Inc., 10.50%,
4/01/16 (a)		1,000	985,000
New Communications Holdings,
Inc., 7.88%, 4/15/15 (a)		650	687,375
Qwest Corp., 8.38%, 5/01/16		1,840	2,093,000
Telefonica Emisiones SAU, 5.43%,
2/03/14	EUR	2,000	2,812,125
			6,577,500
Energy Equipment & Services —
0.6%
Compagnie Generale de
Geophysique-Veritas:
7.50%, 5/15/15	USD	70	68,600
7.75%, 5/15/17		50	48,750
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (a)		1,750	1,708,438
			1,825,788

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	GBP	British Pound
FKA	Formerly Known As	USD	US Dollar

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18 USD		700	$ 723,625
Bumble Bee Foods LLC, 7.75%,
12/15/15 (a)		560	576,800
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)		780	871,650
			2,172,075
Health Care Equipment &
Supplies — 0.2%
DJO Finance LLC, 10.88%,
11/15/14		635	681,831
Health Care Providers & Services —
0.6%
American Renal Holdings, 8.38%,
5/15/18 (a)		360	365,850
HCA, Inc., 7.25%, 9/15/20		1,550	1,639,125
Tenet Healthcare Corp. (a):
9.00%, 5/01/15		95	102,600
10.00%, 5/01/18		35	39,769
			2,147,344
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%,
10/15/17		1,500	1,680,000
Berkline/BenchCraft, LLC, 4.50%,
11/03/12 (b)(h)		400	—
			1,680,000
IT Services — 0.2%
SunGard Data Systems, Inc.,
4.88%, 1/15/14		763	728,665
Independent Power Producers &
Energy Traders — 1.1%
AES Ironwood LLC, 8.86%,
11/30/25		80	80,169
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (a)		1,000	1,045,000
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)		1,000	1,005,000
NRG Energy, Inc.:
7.25%, 2/01/14		1,365	1,399,125
7.38%, 2/01/16		85	86,700
			3,615,994
Machinery — 0.0%
Synventive Molding Solutions,
Sub-Series A, 14.00%, 1/14/11		1,069	85,570
Media — 2.1%
Affinion Group, Inc., 10.13%,
10/15/13		50	51,500
CCH II LLC, 13.50%, 11/30/16		223	265,476
Charter Communications Operating,
LLC, 8.00%, 4/30/12 (a)		210	221,550
Clear Channel Worldwide Holdings, Inc. (a):
Series A, 9.25%, 12/15/17		501	521,040
Series B, 9.25%, 12/15/17		1,704	1,789,200
DISH DBS Corp., 7.00%, 10/01/13		58	60,320
Nielsen Finance LLC, 10.00%,
8/01/14		400	417,000
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (a)	EUR	752	930,972

		Par
Corporate Bonds		(000)	Value
Media (concluded)
UPC Germany GmbH, 8.13%,
12/01/17 (a)	USD	2,500	$ 2,556,250
			6,813,308
Metals & Mining — 0.3%
Foundation PA Coal Co., 7.25%,
8/01/14		505	515,731
New World Resources NV, 7.38%,
5/15/15	EUR	285	371,399
			887,130
Multiline Retail — 0.4%
Dollar General Corp., 10.63%,
7/15/15	USD	1,200	1,320,000
Oil, Gas & Consumable Fuels —
5.5%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		380	389,500
Morgan Stanley Bank AG (OAO
Gazprom), 9.63%, 3/01/13		7,230	8,197,012
OPTI Canada, Inc., 9.00%,
12/15/12 (a)		1,575	1,602,563
Petroleos de Venezuela SA:
16.39%, 7/10/11 (e)		4,000	3,564,000
5.25%, 4/12/17		4,000	2,420,000
Repsol International Finance BV,
6.50%, 3/27/14	EUR	1,500	2,180,695
			18,353,770
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(f)	USD	506	444,279
NewPage Corp., 11.38%,
12/31/14		3,015	2,792,644
Verso Paper Holdings LLC,
Series B, 4.22%, 8/01/14 (g)		450	387,562
			3,624,485
Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc.,
4.29%, 12/01/13 (g)		900	682,875
Novasep Holding SAS, 9.63%,
12/15/16 (a)	EUR	159	186,481
			869,356
Tobacco — 0.6%
Imperial Tobacco Finance Plc,
4.38%, 11/22/13		1,500	2,053,143
Wireless Telecommunication
Services — 1.4%
Cricket Communications, Inc.,
7.75%, 5/15/16	USD	1,950	2,018,250
iPCS, Inc., 2.59%, 5/01/13 (g)		1,155	1,094,363
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		975	970,125
Sprint Capital Corp., 8.38%,
3/15/12		475	503,500
			4,586,238
Total Corporate Bonds – 23.2%			76,873,232

2 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Aerospace & Defense — 1.7%
DynCorp International, Term Loan,
6.25%, 6/25/16	USD	1,500	$ 1,505,250
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility
Deposit, 2.53%, 3/26/14		107	86,048
Term Loan, 2.32% - 2.53%,
3/26/14		1,790	1,443,025
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		808	807,500
Tranche B Term Loan, 5.75%,
12/18/15		1,642	1,643,802
			5,485,625
Auto Components — 2.6%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		1,063	1,023,597
Term Loan B, 5.00%, 4/08/16		1,995	1,910,632
Allison Transmission, Inc., Term
Loan, 3.10%, 8/07/14		4,208	3,929,788
Dana Holding Corp., Term
Advance, 4.60% - 4.79%,
1/30/15		846	826,715
Dayco Products:
Term Loan B, 10.50%,
5/13/14		404	393,972
Term Loan C, 12.50%,
11/13/14 (f)		62	52,475
Exide Technologies, Term Loan,
3.81%, 5/15/12	EUR	389	461,401
GPX International Tire Corp., Tranche B
Term Loan (b)(h):
8.37% - 11.33%, 3/30/12	USD	274	–
12.00%, 4/11/12		4	–
			8,598,580
Automobiles — 1.3%
Ford Motor Co., Tranche B-1 Term
Loan, 3.35%, 12/15/13		4,425	4,296,943
Beverages — 1.1%
Le-Nature's, Inc., Tranche B Term
Loan, 9.50%, 3/01/11 (b)(h)		1,000	380,000
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		3,284	3,284,248
			3,664,248
Building Products — 1.3%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		515	496,367
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		3,240	3,243,985
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-1
Term Loan, 2.63%, 12/04/13		588	543,182
United Subcontractors, Inc., Term Loan
(First Lien), 2.04%, 6/30/15		179	154,084
			4,437,618
Capital Markets — 0.2%
Marsico Parent Co., LLC, Term
Loan, 5.38% - 5.56%, 12/15/14		378	239,969

		Par
Floating Rate Loan Interests (g)		(000)	Value
Capital Markets (concluded)
Nuveen Investments, Inc., Term
Loan, 3.48% - 3.53%, 11/13/14	USD	399	$ 350,308
			590,277
Chemicals — 5.6%
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1,
4.08% - 4.48%, 1/20/14		232	231,989
Facility 3B (Second Lien),
6.47%, 7/17/15		1,000	977,500
Facility B2, 4.08% - 4.09%,
1/20/14		1,331	1,333,217
Facility B6A and B6B, 4.70%,
11/24/37	EUR	414	531,104
Term Loan (Second Lien),
4.35% - 4.86%, 1/20/14		267	340,425
CF Industries Holdings, Inc., Term
Loan B-1, 4.50%, 3/17/15	USD	1,443	1,449,349
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		2,000	1,995,000
Cognis GmbH, Facility B (French):
2.72%, 11/16/13	EUR	197	252,192
2.72%, 11/17/13		803	1,029,784
Huish Detergents, Inc., Loan
(Second Lien), 4.60%, 10/26/14 USD		750	723,750
Ineos Group Plc, Term Loan A,
7.00%, 12/17/12		227	225,795
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 3/24/16		810	815,189
Matrix Acquisition Corp.
(MacDermid, Inc.), Tranche C
Term Loan, 2.83%, 12/15/13	EUR	1,541	1,826,907
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	1,881	1,887,662
PQ Corp., Term Loan (First Lien),
3.57% - 3.73%, 7/30/14		2,695	2,456,301
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		1,024	1,023,891
Solutia, Inc., Term Loan, 4.75%,
3/01/17		1,534	1,533,638
			18,633,693
Commercial Banks — 0.0%
CIT Group, Inc., Tranche 2A Term
Loan, 9.50%, 1/20/12		1	567
Commercial Services & Supplies —
5.8%
ARAMARK Corp.:
Letter of Credit, 2.18%, 1/26/14		38	35,196
Line of Credit, 3.56%, 7/26/16		68	65,132
Term Loan B, 3.78%, 7/26/16		1,031	990,381
US Term Loan, 2.41%, 1/26/14		520	486,045
AWAS Aviation Capital Ltd., Term
Loan B, 7.75%, 5/27/16		1,575	1,582,875
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		1,244	1,243,750
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15		2,150	2,107,000
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		1,089	1,089,000

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Commercial Services & Supplies
(concluded)
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15	USD	2,600	$ 2,611,375
Term Loan 2, 7.00%, 3/05/16		1,200	1,199,000
Johnson Diversey, Inc., Tranche B
Dollar, 5.50%, 11/24/15		1,095	1,088,343
Protection One, Inc., Term Loan,
6.00%, 6/04/16		2,000	1,975,000
Quad Graphics, Term Loan B,
5.50%, 4/20/16		725	686,938
SIRVA Worldwide, Inc., Loan
(Second Lien), 12.00%, 5/12/15		145	36,189
Synagro Technologies, Inc., Term
Loan (First Lien), 2.32% - 2.35%,
4/02/14		1,956	1,634,801
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		2,265	2,255,328
			19,086,353
Construction & Engineering — 0.9%
Brand Energy & Infrastructure
Services, Inc. (FKA FR Brand
Acquisition Corp.), Synthetic
Letter of Credit, Term Loan (First
Lien), 2.94%, 2/07/14		500	443,125
Safway Services, LLC, First Out
Term Loan, 9.00%, 12/14/17		2,100	2,100,000
Welding Services, Term Loan B,
5.50%, 3/23/16		299	297,380
			2,840,505
Consumer Finance — 2.9%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16		3,500	3,450,783
Chrysler Financial Corp., Term
Loan (Second Lien), 6.85%,
8/02/13		6,294	6,279,524
			9,730,307
Containers & Packaging — 0.9%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16		811	801,650
BWAY Corp.:
Term Loan, 5.50% - 6.00%,
5/21/17		361	360,240
Term Loan Canada,
5.50% – 6.00%, 5/20/17		34	33,815
Graham Packaging Co., LP, Term
Loan C, 6.75%, 4/05/14		720	724,363
Smurfit Kappa Acquisitions (JSG):
Term B1, 3.89% - 4.25%,
7/16/14	EUR	458	583,614
Term Loan Facility C1,
4.13% - 4.50%, 7/16/15		453	576,928
			3,080,610
Diversified Consumer Services —
2.6%
Coinmach Laundry Corp., Delayed
Draw Term Loan, 3.35% - 3.47%,
11/14/14	USD	494	423,789
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14		2,519	2,165,007

		Par
Floating Rate Loan Interests (g)		(000)	Value
Diversified Consumer Services
(concluded)
Laureate Education, Inc., Series A
New Term Loan, 7.00%,
8/15/14	USD	4,218	$ 4,128,490
ServiceMaster Co.:
Delay Draw Term Loan, 2.85%,
7/24/14		201	184,796
Term Loan B, 2.89%, 7/24/14		2,019	1,855,661
			8,757,743
Diversified Financial Services — 2.7%
MSCI, Inc., Term Loan B, 4.75%,
6/30/16		1,975	1,982,406
Professional Service Industries,
Inc., Term Loan (First Lien),
3.08%, 10/31/12		508	406,110
Reynolds Group Holdings, Inc.:
Return of Capital Euro, 6.25%,
10/28/15	EUR	2,469	3,158,177
Term Loan (First Lien), 5.75%,
5/05/16	USD	3,600	3,575,999
			9,122,692
Diversified Telecommunication
Services — 4.1%
Cincinnati Bell, Inc., Term Loan,
6.50%, 6/09/17		1,396	1,368,820
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
4.75%, 5/30/14		1,242	869,522
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/12/15		2,025	2,021,456
Level 3 Communications,
Incremental Term Loan,
2.59% - 2.78%, 3/13/14		4,125	3,696,173
Nordic Telephone Co. Holdings APS:
Facility B2 Swiss, 1.99%,
4/06/14	EUR	885	1,107,489
Facility C2 Swiss, 2.61%, 4/06/15		1,058	1,323,233
Wind Telecomunicazioni SpA:
Term Loan Facility A1, 3.12%,
9/22/12		604	754,501
Term Loan Facility B1, 3.87%,
9/22/13		1,000	1,255,913
Term Loan Facility C1, 4.87%,
9/22/14		1,000	1,255,913
			13,653,020
Electric Utilities — 1.4%
Astoria Generating Co.
Acquisitions, LLC, Term B
Facility, 2.09% - 2.29%,
2/23/13	USD	336	322,419
Conectiv, Term Loan B, 7.00%, 5/26/17		3,750	3,787,500
TPF Generation Holdings, LLC:
Synthetic Letter of Credit
Deposit (First Lien), 2.53%,
12/15/13		151	140,306
Synthetic Revolving Deposit,
2.53%, 12/15/11		47	43,983
Term Loan (First Lien), 2.53%,
12/15/13		376	350,427
			4,644,635

4 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Electronic Equipment, Instruments
& Components — 2.0%
CDW Computer Centers, Inc., Term
Loan B, 4.34%, 10/10/14	USD	1,546	$ 1,392,873
Flextronics International Ltd.:
Closing Date Loan A,
2.59% - 2.60%, 10/01/14		1,153	1,081,934
Term Loan B, 2.60%,
10/01/12		2,238	2,146,713
Sytron, Inc., Term Loan B, 7.50%,
6/09/16		1,900	1,912,464
			6,533,984
Energy Equipment & Services —
0.8%
Dresser, Inc., Term Loan B, 6.20%,
5/04/14		600	554,786
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16		1,968	1,951,235
			2,506,021
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	3,000	4,349,146
Pierre Foods, Term Loan B, 7.00%,
2/17/16	USD	1,333	1,329,792
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		3,020	3,017,886
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15		1,245	1,265,335
			9,962,159
Food Products — 2.9%
Birds Eye Iglo Group Ltd. (Liberator
Midco Ltd.), Sterling Tranche
Loan (Mezzanine), 8.57%,
11/02/15 (f)	GBP	421	637,081
CII Investment, LLC (FKA Cloverhill):
Delay Draw Term Loan, 8.50%,
10/14/14	USD	1,075	1,074,864
Term Loan B, 8.50%,
10/14/14		1,307	1,307,279
Dole Food Co., Inc.:
Credit-Linked Deposit, 7.94%,
4/12/13		192	191,986
Term Loan B, 5.00% - 5.50%,
2/10/17		152	152,133
Term Loan C, 5.00% - 5.50%,
2/10/17		380	379,462
Michael Foods, Term Loan B,
6.25%, 7/02/16		1,200	1,200,600
Pilgrim's Pride Corp., Term Loan A,
5.53%, 12/01/12		1,535	1,523,487
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		3,100	3,103,320
			9,570,212
Health Care Equipment &
Supplies — 1.7%
Biomet, Inc., Euro Term Loan,
3.58% - 3.67% 3/25/15	EUR	2,502	3,081,296

		Par
Floating Rate Loan Interests (g)		(000)	Value
Health Care Equipment &
Supplies (concluded)
DJO Finance LLC (ReAble
Therapeutics Finance LLC), Term
Loan, 3.32%, 5/20/14	USD	1,327	$ 1,259,726
Fresenius AG:
Term Loan C1, 4.50%,
9/01/14		837	837,005
Term Loan C2, 4.50%,
9/01/14		448	447,928
			5,625,955
Health Care Providers & Services —
4.7%
Ardent Health Services, Inc., Term
Loan, 6.50%, 8/10/15		1,022	992,901
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		170	160,924
Funded Term Loan, 2.79%,
7/25/14		3,312	3,136,584
HCA, Inc.:
Tranche A-1 Term Loan,
2.03%, 11/16/12		2,335	2,257,164
Tranche B-1 Term Loan,
2.78%, 11/18/13		185	178,545
Harden Healthcare:
Term Loan A, 8.50%, 2/22/15		995	975,545
Term Loan A, 7.75%, 3/02/15		1,650	1,617,000
inVentiv Health, Inc., Term Loan B,
6.50%, 7/31/16		2,900	2,893,658
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		1,400	1,400,000
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		2,104	2,079,513
			15,691,834
Health Care Technology — 0.8%
IMS Healthcare, Term Loan B,
5.25%, 2/16/16		2,570	2,571,029
Hotels, Restaurants & Leisure —
4.2%
BLB Worldwide Holdings, Inc.
(Wembley, Inc.):
First Priority Term Loan,
4.75%, 7/18/11		2,418	1,724,989
Second Priority Term Loan,
7.06%, 7/18/12 (b)(h)		1,500	30,000
Blackstone UTP Capital LLC, Term
Loan B, 5.50%, 10/23/14		449	449,149
Harrah's Operating Co., Inc.:
Term Loan B-3, 3.50% - 3.53%,
1/28/15		3,785	3,222,168
Term Loan B-4, 9.50%,
10/31/16		1,492	1,523,386
OSI Restaurant Partners, LLC,
Pre-Funded RC Loan,
0.36% - 2.88%, 6/14/13		32	27,869
Penn National Gaming, Inc., Term
Loan B, 2.07% - 2.24%,
10/03/12		997	973,853

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16	USD	2,300	$ 2,275,252
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
5.04%, 5/27/13		158	154,831
Term B Delayed Draw Project
Loan, 5.04%, 5/25/12		1,449	1,420,128
Term B Funded Project Loan,
5.04%, 5/27/13		2,351	2,287,988
			14,089,613
Household Durables — 0.0%
Berkline/Benchcraft, LLC, Term
Loan, 14.00%, 11/03/11 (b)(h)		122	6,125
IT Services — 4.8%
Amadeus IT Group SA/Amadeus
Verwaltungs GmbH:
Term B3 Facility, 3.99%,
6/30/13	EUR	615	775,556
Term B4 Facility, 3.99%,
6/30/13		317	400,149
Term C3 Facility, 4.49%,
6/30/14		615	775,556
Term C3 Facility, 4.49%,
6/30/14		314	393,380
Ceridian Corp., US Term Loan,
3.33%, 11/09/14	USD	1,737	1,564,174
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.07% - 3.08%, 9/24/14		2,435	2,119,392
Initial Tranche B-2 Term Loan,
3.07% - 3.08%, 9/24/14		945	820,835
Initial Tranche B-3 Term Loan,
3.07% - 3.08%, 9/24/14		2,548	2,217,195
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		1,681	1,675,074
TransUnion Corp., Term Loan B,
6.75%, 6/10/17		3,250	3,275,188
Travelex Plc:
Term Loan B, 3.02%, 10/31/13		1,033	932,519
Term Loan C, 3.52%, 10/31/14		1,033	932,519
			15,881,537
Independent Power Producers &
Energy Traders — 1.1%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.07%, 4/02/13		1,110	1,034,277
Tranche B Term Loan, 4.07%,
4/02/13		89	82,833
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term Loan,
3.85% - 4.03%, 10/10/14		2,458	1,906,071
Initial Tranche B-2 Term Loan,
3.85% - 4.07%, 10/10/14		629	487,515
Initial Tranche B-3 Term Loan,
3.85% - 4.03%, 10/10/14		378	291,838
			3,802,534

		Par
Floating Rate Loan Interests (g)		(000)	Value
Industrial Conglomerates — 1.4%
Sequa Corp., Term Loan, 3.79%,
12/03/14	USD	5,124	$ 4,771,487
Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan,
3.53%, 8/21/14		956	894,234
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		573	573,173
Machinery — 0.7%
Blount International, Term Loan,
5.75%, 2/09/12		522	520,448
LN Acquisition Corp. (Lincoln Industrial)
(First Lien):
Delayed Draw Term Loan,
3.60%, 7/11/14		245	230,634
Initial US Term Loan, 3.60%,
7/11/14		637	598,504
Oshkosh Truck Corp., Term Loan B,
6.54%, 12/06/13		1,043	1,043,667
			2,393,253
Marine — 0.2%
Horizon Lines, Inc.:
Return of Capital,
0.50% - 3.60%, 8/08/12		507	433,521
Term Loan A, 3.79%, 8/08/12		370	334,133
			767,654
Media — 19.1%
Amsterdamse Beheer - En
Consultingmaatschappij BV (Casema):
Term Loan Facility B1, 3.64%,
11/02/14	EUR	625	787,537
Term Loan Facility C, 4.14%,
11/02/15		599	755,354
Atlantic Broadband Finance, LLC:
Term Loan B, 6.75%, 6/01/13	USD	1,850	1,813,084
Tranche B-2 Term Loan,
2.79%, 9/01/11		69	67,780
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		4,895	4,882,964
Cequel Communications, LLC,
Term Loan, 2.30%, 11/05/13		325	310,223
Charter Communications
Operating, LLC:
New Term Loan, 2.32%,
3/06/14		546	517,040
Term Loan B1, 7.25%,
3/25/14		1,298	1,316,383
Term Loan C, 3.79%, 9/06/16		5,527	5,267,259
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		1,011	969,836
HIT Entertainment, Inc., Term Loan
(Second Lien), 5.85%, 2/26/13		300	191,250
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.60%, 6/12/14		2,416	2,205,859
Hanley-Wood, LLC (FSC
Acquisition), Term Loan,
2.63% - 2.75%, 3/10/14		2,195	1,130,412

6 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Media (continued)
Hargray Acquisition Co./DPC
Acquisition LLC/HCP Acquisition
LLC, Loan (Second Lien),
5.85%, 1/29/15	USD	500	$ 468,750
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan,
2.82% - 3.03%, 6/30/14		1,447	1,234,544
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
3.03%, 1/03/14		742	698,933
Tranche B-2-B Term Loan,
3.03%, 1/03/14		742	698,718
Tranche B-2-C Term Loan,
3.03%, 1/03/14		742	698,718
Interactive Data Corp., Term Loan,
6.75%, 1/12/17		1,600	1,595,000
Kabel Deutschland Holding GmbH,
Facility A, 2.89%, 6/01/12	EUR	4,000	5,082,294
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.52%, 6/28/15		337	319,518
Facility C1, 3.77%, 6/30/16		674	639,036
Liberty Cablevision of Puerto Rico,
Ltd., Initial Term Facility, 2.54%,
6/17/14	USD	1,455	1,342,237
Local TV Finance, LLC, Term Loan,
2.32%, 5/07/13		473	417,038
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.89%, 3/01/13 (f)		1,004	802,947
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		1,241	1,205,474
Newsday, LLC:
Fixed Rate Term Loan,
10.50%, 8/01/13		1,500	1,569,375
Floating Rate Term Loan,
6.78%, 8/01/13		1,250	1,253,125
Nielsen Finance LLC:
Class B, Dollar Term Loan,
4.10%, 5/01/16		2,275	2,189,023
Dollar Term Loan, 2.35%,
8/09/13		1,145	1,085,403
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14		1,092	770,147
Regal Cinemas Corp., Term Loan B,
4.03%, 11/06/16		1,097	1,078,962
Sinclair Television Group, Inc.,
Tranche B Term Loan, 6.75%,
10/29/15		1,150	1,157,647
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	3,200	4,117,961
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.60%, 3/20/12	USD	1,465	1,367,911
UPC Financing Partnership,
Facility U, 4.48%, 12/31/17	EUR	3,017	3,624,871
Virgin NTL Cable Plc, Term Loan B,
4.78%, 12/31/15	GBP	4,000	6,107,926
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	2,545	2,541,673

		Par
Floating Rate Loan Interests (g)		(000)	Value
Media (concluded)
Yell Group Plc, Term Loan B,
4.07%, 7/31/14	USD	2,113	$ 1,246,592
			63,528,804
Metals & Mining — 0.2%
Drummond Co., Inc., Term
Advance, 1.58%, 2/14/11		525	509,250
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
3.06%, 11/01/13		10	9,728
Term B Advance (First Lien),
3.06%, 11/01/13		624	578,709
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 2.53%,
2/22/13		69	63,179
			651,616
Multiline Retail — 1.9%
Dollar General Corp., Tranche B-2
Term Loan, 3.07% - 3.09%,
7/07/14		804	771,307
Hema Holding BV:
Facility B, 2.51%, 7/06/15	EUR	172	210,258
Facility C, 3.26%, 7/05/16		172	210,258
Facility D, 5.51%, 1/01/17		3,800	4,407,261
The Neiman Marcus Group, Inc.,
Term Loan, 2.35% - 2.54%,
4/06/13	USD	800	753,060
			6,352,144
Oil, Gas & Consumable Fuels —
0.9%
Big West Oil, LLC, Initial Advance
Loan, 12.00%, 1/26/15		775	777,583
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 9/20/10		1,774	1,790,156
Tranche B-2 Term Loan,
9.00%, 9/20/10		476	480,938
			3,048,677
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Term Loan B,
2.48% - 2.54%, 12/23/12		851	835,076
Verso Paper Finance Holdings LLC,
6.60% - 7.35%, 2/01/13 (f)		379	227,173
			1,062,249
Personal Products — 0.2%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14 (b)(h)		1,150	103,500
Term Loan (First Lien), 6.75%,
7/31/13		530	495,524
Term Loan B, 8.00%, 7/28/13		118	110,636
			709,660
Pharmaceuticals — 0.7%
Warner Chilcott Co., LLC, Term
Loan A, 5.50%, 10/30/14		909	907,233

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (g)		(000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15	USD	375	$ 374,101
Term Loan B-1, 5.75%,
4/30/15		625	624,525
Term Loan B-2, 5.75%,
4/30/15		527	526,177
			2,432,036
Professional Services — 0.7%
Booz Allen Hamilton, Inc.:
Term Loan C, 6.00%, 7/31/15		1,244	1,241,262
Tranche B Term Loan, 7.50%,
7/31/15		985	984,969
			2,226,231
Real Estate Management &
Development — 1.4%
Enclave, Term Loan (First Lien),
6.14%, 3/01/12 (b)(h)		2,000	—
Pivotal Promontory, LLC, Term
Loan (Second Lien), 12.00%,
8/31/11 (b)(h)		750	37,500
Realogy Corp.:
Delayed Draw Term Loan B,
3.34% - 3.53%, 10/10/13		1,069	932,311
Initial Term Loan B, 3.35%,
10/10/13		2,256	1,966,564
Synthetic Letter of Credit,
3.31%, 10/10/13		607	529,460
Term Loan (Second Lien),
13.50%, 10/15/17		1,250	1,320,834
			4,786,669
Semiconductors & Semiconductor
Equipment — 0.2%
Freescale Semiconductor, Inc.,
Term Loan B, 4.56%, 12/02/13		570	522,737
Software — 0.8%
Bankruptcy Management Solutions, Inc.:
Term Loan (First Lien), 4.32%,
7/31/12		935	626,616
Term Loan (Second Lien),
6.64%, 7/31/13		481	96,250
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		259	255,906
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.57%,
6/30/13		230	195,489
Term Loan, 3.57%, 6/30/13		912	775,200
Vertafore, Inc., Term Loan B,
6.75%, 7/28/16		835	830,825
			2,780,286
Specialty Retail — 1.9%
Bass Pro Group LLC Term Loan B,
Term Loan B, 5.00% - 5.75%,
4/06/15		329	328,550
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.66% - 2.76%, 5/28/13		740	698,428
Matalan, Term Loan, 5.57%,
3/24/16	GBP	1,300	2,016,939

		Par
Floating Rate Loan Interests (g)		(000)	Value
Specialty Retail (concluded)
Michaels Stores, Inc., Term Loan
B-1, 2.69% - 2.81%, 10/31/13	USD	1,770	$ 1,654,651
Orchard Supply Hardware, Term
Loan B, 2.79%, 12/21/13		1,500	1,440,900
			6,139,468
Textiles, Apparel & Luxury
Goods — 1.3%
PVH/Hilfiger, Euro Term Loan B,
5.00%, 5/04/16	EUR	3,312	4,289,172
Transportation
Infrastructure — 0.3%
Airport Development and
Investment Ltd. (BAA), Facility
(Second Lien), 4.57%, 4/07/11	GBP	566	861,187
Wireless Telecommunication
Services — 3.2%
BCM Ireland Holdings Ltd. (Eircom):
Facility B, 2.52%, 8/14/14	EUR	499	531,977
Facility C, 2.77%, 8/14/13		499	531,993
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12	USD	1,094	997,213
Digicel International Finance Ltd.,
Tranche A, 3.06%, 3/30/12		6,920	6,695,248
MetroPCS Wireless, Inc.:
Term Loan B, 3.88%,
11/03/16		1,686	1,660,020
Tranche B Term Loan, 2.63%,
11/03/13		155	150,320
			10,566,771
Total Floating Rate Loan Interests –
97.2%			322,731,177
Foreign Agency Obligations
Argentina Bonos:
0.68%, 8/03/12 (g)		3,750	3,435,000
7.00%, 10/03/15		2,000	1,709,333
Brazilian Government International
Bond, 8.00%, 1/15/18		6,667	7,906,667
Colombia Government
International Bond, 4.09%,
3/17/13 (g)		1,020	1,035,300
Republic of Venezuela, 1.51%,
4/20/11 (g)		4,000	3,760,000
Uruguay Government International
Bond, 6.88%, 1/19/16	EUR	950	1,349,414
Total Foreign Agency Obligations – 5.8%			19,195,714
		Beneficial
		Interest
Other Interests (i)		(000)
Auto Components — 1.4%
Dayco Products LLC Mark IV
Industrials, Inc.	USD	18	730,600

8 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Beneficial
		Interest
Other Interests (i)		(000)	Value
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	USD	—(j)	$ 3,873,265
Lear Corp. Escrow		500	6,250
			4,610,115
Diversified Financial Services —
0.3%
J.G. Wentworth LLC Preferred
Equity Interests (k)		1	1,130,844
Health Care Providers &
Services — 0.0%
Critical Care Systems International,
Inc.		1	190
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6	—
Total Other Interests – 1.7%			5,741,149
Preferred Stocks		Shares
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (b)		58	68,755
Total Preferred Securities – 0.0%			68,755
Warrants (l)
Chemicals — 0.0%
British Vita Holding Co.
(Non-Expiring) (a)		166	—
Machinery — 0.0%
Synventive Molding Solutions
(Expires 1/15/13)		2	—
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		3,424	35
(Expires 9/30/14)		19,023	191
			226
Software — 0.0%
HMH Holdings/EduMedia
(Expires 3/09/17)		21,894	—
Total Warrants – 0.0%			226
Total Long-Term Investments
(Cost – $443,377,261) – 128.4%			426,395,993

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (m)(n)	5,050,655	$ 5,050,655
Total Short-Term Securities
(Cost – $5,050,655) – 1.5%		5,050,655
Options Purchased	Contracts
Over-the-Counter Call Options —
0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, expires
12/21/19, Broker Goldman Sachs
Group, Inc.	26	--
Total Options Purchased
(Cost – $25,422) – 0.0%		--
Total Investments
(Cost – $448,453,338*) – 129.9%		431,446,648
Liabilities in Excess of Other Assets – (12.2)%		(40,596,258)
Preferred Shares, at Redemption Value – (17.7)%		(58,818,624)
Net Assets Applicable to Common Shares – 100.0%		$ 332,031,766

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 448,494,722
Gross unrealized appreciation	$ 10,865,541
Gross Net unrealized unrealized depreciation depreciation	$ (17,048,074) (27,913,615)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Non-income producing security.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Chase Co.	$ 707,000	$ 13,825

(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(g) Variable rate security. Rate shown is as of report date.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)

(m)Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

	Shares Held
	at		Shares Held
	October 31,	Net	at July 31,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	9,320,934	(4,270,279)	5,050,655	$ 4,653
(n) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of July 31, 2010 were as follows:

						Unrealized
Currency		Currency		Counter-	Settlement	Appreciation
Purchased			Sold	party	Date	(Depreciation)
USD	169,323	EUR	129,700 Citibank NA		8/03/10	$ 304
EUR	941,300	USD	1,209,316 Citibank NA		9/15/10	17,280
USD	60,997,300	EUR 48,246,500 Citibank NA			9/15/10	(1,872,098)
USD	14,294,333	GBP	9,364,000 Citibank NA		10/20/10	(393,465)
Total						$ (2,247,979)

• Credit default swaps on single-name issues – sold protection outstanding as of July 31, 2010 were as follows:

	Receive				Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
BAA Ferrovial, Junior
Term Loan	2.00%	Deutsche Bank AG March 2012		A-	USD 1,800 $ (103,174)
[1]Using Standard and Poor’s rating of the issuer.

2The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments:
Common Stocks	$ 151,568	$ 654,014	$ 980,158	$ 1,785,740
Corporate Bonds	—	76,748,894	124,338	76,873,232
Floating Rate
Loan Interests…	—	246,235,760	76,495,417	322,731,177
Foreign
Government
Obligations	—	14,051,381	5,144,333	19,195,714
Other Interests	—	—	5,741,149	5,741,149
Preferred
Securities	—	—	68,755	68,755
Warrants	—	—	226	226
Short-Term
Securities	5,050,655	—	—	5,050,655
Liabilities:
Unfunded Loan
Commitments	—	—	(96,263)	(96,263)
Total	$ 5,202,223	$ 337,690,049	$ 88,458,113	$ 431,350,385

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$ 17,584	—	$ 17,584
Liabilities:
Credit contracts	—		$ (103,174)	(103,174)
Foreign currency exchange contracts…	—	(2,265,563)	—	(2,265,563)
Total	—	$ (2,247,979)	$ (103,174)	$ (2,351,153)

1Derivative financial instruments are swaps and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common	Corporate	Floating Rate Foreign Government
	Stocks	Bonds	Loan Interests	Obligations
Assets:
Balance, as of October 31, 2009	$ 112,485	$ 288,246	$ 84,427,073	---
Accrued discounts/premiums	--	181,942	1,412,407	---
Net realized gain (loss)	--	--	(11,944,604)	---
Net change in unrealized
appreciation/depreciation[2]	(112,750)	11,096	14,219,733	$ 419,147
Purchases	--	30,005	52,764,981	3,244,436
Sales	--	(386,951)	(76,109,178)	--
Transfers in3	1,092,817	-	53,086,783	1,480,750
Transfers out[3]	(112,394)	-	(41,361,778)	-
Balance, as of July 31, 2010	$ 980,158	$ 124,338 $ 76,495,417		$ 5,144,333

BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Schedule of Investments(concluded)

BlackRock Floating Rate Income Trust (BGT)

				Unfunded Loan
	Other Interests Preferred Stocks		Warrants	Commitments	Total
Assets/Liabilities:
Balance, as of October 31, 2009	$ 2,726,281	--	$ 224	$ (70,949)	$ 87,483,360
Accrued discounts/premium	--	-	--	-	1,594,349
Net realized gain (loss)	(2,000,875)	-	--	-	(13,945,479)
Net change in unrealized
appreciation/depreciation[2]	3,895,147	$ 11,075	2	(25,314)	18,418,136
Purchases	--	-	--	-	56,039,422
Sales	(404,410)	-	--	-	(76,900,539)
Transfers in3	1,525,006	57,680	--	-	57,243,036
Transfers out[3]	-	--	--	-	(41,474,172)
Balance, as of July 31, 2010	$ 5,741,149	$ 68,755	$ 226	$ (96,263)	$ 88,458,113
[2] The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $2,301,807.
[3] The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit
Contracts
Liabilities:
Balance, as of October 31, 2009	$ (388,694)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1].	285,520
Purchases	—
Sales	—
Transfers in2	—
Transfers out[2]	—
Balance, as of July 31, 2010	$ (103,174)

1The change in the unrealized appreciation/depreciation on the securities still held on July 31, 2010 was $285,520.
2The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12 BLACKROCK FLOATING RATE INCOME TRUST

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 27, 2010